Lease Arrangements	12 Months Ended
Dec. 31, 2023
Lease Arrangements
Lease Arrangements

9. Lease Arrangements

Charters-out

As of December 31, 2023, the Company generated operating revenues from its 68 container vessels on time charters or bareboat charter agreements, with remaining terms ranging from less than one year to June 2028. Additionally, the Company contracted 3-year time charter agreements for six of its ten container vessels under construction as of December 31, 2023. Under the terms of the charter party agreements, most charterers have options to extend the duration of contracts ranging from less than one year to three years after the expiration of the contract. The Company determines fair value of its vessels at the lease commencement date and at the end of lease term for lease classification with the assistance from valuations obtained by third party independent shipbrokers. The Company manages its risk associated with the residual value of its vessels after the expiration of the charter party agreements by seeking multi-year charter arrangements for its vessels.

In May 2022, the Company received $238.9 million of charter hire prepayment related to charter contracts for 15 of the Company’s vessels, representing partial prepayment of charter hire payable up to January 2027. This charter hire prepayment is recognized in revenue through the remaining period of each charter party agreement, in addition to the contracted future minimum payments reflected in the below table. As of December 31, 2023, the outstanding balances of the current and non - current portion of unearned revenue in relation to this prepayment amounted to $44.2 million and $60.1 million, respectively. As of December 31, 2022, the outstanding balances of the current and non - current portion of unearned revenue in relation to this prepayment amounted to $66.3 million and $104.3 million, respectively.

The future minimum payments, expected to be received on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of December 31, 2023 (in thousands):

2024	847,482
2025	663,127
2026	473,973
2027	277,600
2028	35,354
Total future rentals	$2,297,536

The above future minimum payments for 2024 and 2025 include $9.6 million and $0.2 million, respectively, related to the vessel Stride, which has been off - hire and not earning revenue since January 8, 2024. Rentals from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the future minimum rentals, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.